Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	Pointer Telocation Ltd
Entity Central Index Key	0000920532
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	4,860,024
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (POINTER TELOCATION LTD. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER TELOCATION LTD. [Member]
CURRENT ASSETS:
Cash and cash equivalents	$ 1,468	$ 2,233
Restricted cash	123	133
Trade receivables (net of allowance for doubtful accounts of $ 1,383 and $ 1,439 at December 31, 2011 and 2010, respectively)	14,427	13,914
Other accounts receivable and prepaid expenses (Note 3)	1,946	2,982
Inventories (Note 4)	4,467	3,739
Total current assets	22,431	23,001
LONG-TERM ASSETS:
Long-term accounts receivable	805	832
Severance pay fund	7,474	7,624
Property and equipment, net (Note 5)	10,839	11,255
Investment in affiliate (Note 6)	266	295
Other intangible assets, net (Note 7)	3,030	6,497
Goodwill (Note 8)	44,493	53,926
Total long-term assets	66,907	80,429
Total assets	89,338	103,430
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long-term loans (Note 9)	13,208	13,170
Trade payables	9,821	10,064
Deferred revenues and customer advances	6,890	7,806
Other accounts payable and accrued expenses (Note 10)	7,440	7,054
Total current liabilities	37,359	38,094
LONG-TERM LIABILITIES:
Long-term loans from banks (Note 11)	7,715	11,526
Long-term loans from shareholders and others (Note 12)	943	957
Other long-term liabilities (Note 13)	2,895	842
Accrued severance pay	8,625	8,365
Total long-term liabilities	20,178	21,690
COMMITMENTS AND CONTINGENT LIABILITIES (Note 14)
Pointer Telocation Ltd's shareholders' equity:
Share capital (Note 15) - Ordinary shares of NIS 3 par value - Authorized: 8,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 4,860,024 and 4,771,181 shares at December 31, 2011 and 2010, respectively	3,353	3,280
Additional paid-in capital	119,147	118,512
Accumulated other comprehensive income	837	3,292
Accumulated deficit	(96,743)	(88,216)
Total Pointer Telocation Ltd's shareholders' equity	26,594	36,868
Non-controlling interest	5,207	6,778
Total equity	31,801	43,646
Total liabilities and equity	$ 89,338	$ 103,430

CONSOLIDATED BALANCE SHEETS (Parenthetical) (POINTER TELOCATION LTD. [Member]) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
Trade receivables, allowance for doubtful accounts	$ 1,383		$ 1,439
Ordinary shares, par value per share		3		3
Ordinary shares, shares authorized	8,000,000	8,000,000	8,000,000	8,000,000
Ordinary shares, shares issued	4,860,024	4,860,024	4,771,181	4,771,181
Ordinary shares, shares outstanding	4,860,024	4,860,024	4,771,181	4,771,181

CONSOLIDATED STATEMENTS OF OPERATIONS (POINTER TELOCATION LTD. [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
POINTER TELOCATION LTD. [Member]
Revenues (Note 19c):
Products	$ 31,140	$ 25,415	$ 20,038
Services	54,778	48,448	45,287
Total revenues	85,918	73,863	65,325
Cost of revenues:
Products	18,283	14,175	10,774
Services	37,249	31,264	26,645
Amortization and impairment of intangible assets (Note 1b)	1,498	978	976
Total cost of revenues	57,030	46,417	38,395
Gross profit	28,888	27,446	26,930
Operating expenses:
Research and development	3,082	2,532	2,817
Selling and marketing	8,932	7,441	6,249
General and administrative	11,450	9,062	8,788
Amortization of intangible assets	1,821	1,774	1,942
Impairment of goodwill and intangible asset	6,216		2,959
Total operating expenses	31,501	20,809	22,755
Operating income (loss)	(2,613)	6,637	4,175
Financial expenses, net (Note 20a)	1,779	1,976	2,070
Other expenses, net (Note 20b)	77	21	16
Income (loss) before taxes on income	(4,469)	4,640	2,089
Taxes on income (Note 17)	2,383	1,524	887
Income (loss) after taxes on income	(6,852)	3,116	1,202
Equity in losses of affiliate	1,634	1,158	677
Net income (loss)	(8,486)	1,958	525
Less - net income attributable to non-controlling interest	(41)	(828)	(2,632)
Net income (loss) attributable to Pointer Telocation Ltd's shareholders	$ (8,527)	$ 1,130	$ (2,107)
Earnings per share attributable to Pointer Telocation Ltd's shareholders:
Basic net earnings (loss) per share (Note 16)	$ (1.78)	$ 0.24	$ (0.44)
Diluted net earnings (loss) per share (Note 16)	$ (1.79)	$ 0.22	$ (0.47)

STATEMENTS OF CHANGES IN EQUITY (POINTER TELOCATION LTD. [Member], USD $) In Thousands, except Share data, unless otherwise specified	POINTER TELOCATION LTD. [Member] USD ($)	Share capital [Member] POINTER TELOCATION LTD. [Member] USD ($)	Additional paid-in capital [Member] POINTER TELOCATION LTD. [Member] USD ($)	Accumulated other comprehensive income [Member] POINTER TELOCATION LTD. [Member] USD ($)	Accumulated deficit [Member] POINTER TELOCATION LTD. [Member] USD ($)	Non-controlling Interest [Member] POINTER TELOCATION LTD. [Member] USD ($)	Comprehensive income [Member] POINTER TELOCATION LTD. [Member] USD ($)
Balance at Dec. 31, 2008	$ 41,187	$ 3,266	$ 118,015	$ 1,773	$ (87,239)	$ 5,372
Balance, shares at Dec. 31, 2008		4,752,931
Stock-based compensation expenses	365		333			32
Dividend paid to non-controlling interest	(871)					(871)
Non-controlling interest recorded as a result of business combination (see Note 1h)	256					256
Comprehensive income:
Foreign currency translation adjustments	82			(167)		249	82
Realized losses on derivatives designated as cash flow hedges	(78)			(78)			(78)
Unrealized gains on derivatives designated as cash flow hedges	13			13			13
Net income (loss)	525				(2,107)	2,632	525
Total comprehensive income (loss)							542
Balance at Dec. 31, 2009	41,479	3,266	118,348	1,541	(89,346)	7,670
Balance, shares at Dec. 31, 2009		4,752,931
Issuance of shares in respect of Stock-based compensation	57	14	43
Issuance of shares in respect of Stock-based compensation, shares		18,250
Stock-based compensation expenses	121		121
Dividend paid to non-controlling interest	(2,250)					(2,250)
Comprehensive income:
Foreign currency translation adjustments	2,128			1,598		530	2,128
Realized losses on derivatives designated as cash flow hedges	29			29			29
Unrealized gains on derivatives designated as cash flow hedges	124			124			124
Net income (loss)	1,958				1,130	828	1,958
Total comprehensive income (loss)							4,239
Balance at Dec. 31, 2010	43,646	3,280	118,512	3,292	(88,216)	6,778
Balance, shares at Dec. 31, 2010	4,771,181	4,771,181
Issuance of shares in respect of Stock-based compensation	281	73	208
Issuance of shares in respect of Stock-based compensation, shares		88,843
Stock-based compensation expenses	515		515
Dividend paid to non-controlling interest	(1,595)					(1,595)
Exercise of options in subsidiary			(88)			88
Sale of subsidiary (Note 1j)	426					426
Comprehensive income:
Foreign currency translation adjustments	(2,605)			(2,074)		(531)	(2,065)
Realized losses on derivatives designated as cash flow hedges	(219)			(219)			(219)
Unrealized gains on derivatives designated as cash flow hedges	(162)			(162)			(162)
Net income (loss)	(8,486)				(8,527)	41	(8,486)
Total comprehensive income (loss)							(11,472)
Balance at Dec. 31, 2011	$ 31,801	$ 3,353	$ 119,147	$ 837	$ (96,743)	$ 5,207
Balance, shares at Dec. 31, 2011	4,860,024	4,860,024

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (POINTER TELOCATION LTD. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER TELOCATION LTD. [Member]
Accumulated other comprehensive income
Accumulated unrealized gain on derivative instruments	$ (213)	$ 168
Accumulated foreign currency translation differences	1,050	3,124
Accumulated other comprehensive income	$ 837	$ 3,292

CONSOLIDATED STATEMENTS OF CASH FLOWS (POINTER TELOCATION LTD. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
POINTER TELOCATION LTD. [Member]
Cash flows from operating activities:
Net income (loss)	$ (8,486)	$ 1,958	$ 525
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and impairment	12,710	5,568	8,252
Accrued interest and exchange rate changes of debenture and long-term loans	135	178	(85)
Accrued severance pay, net	487	(364)	(400)
Gain from sale of property and equipment, net	(95)	(93)	(377)
Equity in losses of affiliate	1,634	1,158	677
Amortization of stock-based compensation	515	121	367
Impairment loss of loan to minority shareholder in subsidiary (Note 1j)	489
Decrease (increase) in restricted cash	10	(133)
Decrease (increase) in trade receivables, net	(1,462)	(1,618)	1,955
Decrease (increase) in other accounts receivable and prepaid expenses	373	(436)	(308)
Decrease (increase) in inventories	(1,035)	(1,964)	128
Write-off of inventories	304	185	124
Deferred income taxes	170	1,322	773
Increase in long-term accounts receivable	(177)	(212)	(493)
Increase (decrease) in trade payables	452	981	(413)
Increase (decrease) in other accounts payable and accrued expenses	2,457	(127)	461
Net cash provided by operating activities	8,481	6,524	11,226
Cash flows from investing activities:
Decrease in other accounts receivable			279
Purchase of property and equipment	(4,445)	(4,481)	(3,442)
Proceeds from sale of property and equipment	1,050	641	1,215
Investments in affiliates	(1,740)	(1,490)	(640)
Acquisition of subsidiary (a)			(38)
Proceeds from sale of subsidiaries (b)	39
Net cash used in investing activities	(5,096)	(5,330)	(2,626)
Cash flows from financing activities:
Receipt of long-term loans from banks	8,384	5,090
Repayment of long-term loans from banks	(8,937)	(7,016)	(6,027)
Repayment of long-term loans from others	(1,071)	(1,122)	(32)
Dividend paid to non-controlling interest	(1,594)	(2,250)	(871)
Proceeds from issuance of shares and exercise of warrants, net	281	57
Short-term bank credit, net	(1,002)	2,656	(983)
Net cash used in financing activities	(3,939)	(2,585)	(7,913)
Effect of exchange rate changes on cash and cash equivalents	(211)	415	(186)
Increase (decrease) in cash and cash equivalents	(765)	(976)	501
Cash and cash equivalents at the beginning of the year	2,233	3,209	2,708
Cash and cash equivalents at the end of the year	1,468	2,233	3,209
Fair value of assets acquired and liabilities assumed at date of acquisition:
Working capital			(112)
Property and equipment			60
Customer list			24
Goodwill			456
Accrued severance pay, net			(12)
Non-controlling shareholders loan			(122)
Non-controlling interest			(256)
Cost of subsidiary			38
The subsidiaries' assets and liabilities at date of sale:
Working capital (excluding cash and cash equivalents)	32
Non-controlling interests	426
Loss from sale of subsidiaries	(110)
Receivables for sale of investments in subsidiaries	(309)
Proceeds from sale of subsidiaries	39
(c) Non-cash investing activity:
Purchase of property and equipment	309	45	221
Cash paid during the year for:
Interest	1,456	1,462	1,958
Income taxes		$ 40	$ 87

GENERAL (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
GENERAL
NOTE 1:-	GENERAL

a.
Pointer Telocation Ltd. ("the Company") was incorporated in Israel and commenced operations in July 1991. The Company conducts its operations through two main segments. Through its Cellocator segment, the Company designs, develops and produces leading mobile resource management products, including asset tracking, fleet management, and security products, for sale to third party operators providing mobile resource management services and to our Pointer segment. Through its Pointer segment, the Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services in Israel for sale to insurance companies, fleets and individual customers.

The Company provides services, for the most part, in Israel, Argentina Mexico and Brazil, through its local subsidiaries and affiliates. Independent operators provide similar services in Latin America, Europe and other countries utilizing the Company's technology and operational know-how. The Company's shares are traded on the NASDAQ Capital Market and the Tel-Aviv Stock Exchange.  On January 17, 2012, the Company announced that its Board of Directors has resolved to act to delist the Company's ordinary shares from trading on the Tel Aviv Stock Exchange effective as of April 17, 2012.

b.
In 2011, the changes in the economic conditions and forecasted results of the Company's Cellocator segment led the Company to test the implied value of the Cellocator segment's goodwill in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company determined that the implied value attributable to Cellocator goodwill and development technology intangible assets should be lower by $6,216 and $520, respectively. These amounts were recorded in the 2011 Consolidated Statement of Operation under the captions "Impairment of goodwill and intangible asset" and "Amortization and impairment of intangible assets", respectively. See also notes 2g and 2i.

c.
The Company holds 55.99% of the share capital of Shagrir Systems Ltd. ("Shagrir"). Shagrir is engaged in the field of road side assistance, towing services and stolen vehicle recovery in Israel. (See note 2q)

d.
In July 2008, Shagrir incorporated a Romanian company, S.C. Pointer S.R.L. ("Pointer Romania"), to provide road-side assistance and towing services in Romania. Shagrir holds 50% of the share capital of Pointer Romania. On January 1, 2012, Shagrir signed an agreement with the Romanian shareholder, pursuant to which he transferred to Shagrir 15% of the issued share capital of the Romanian subsidiary.  As a result, Shagrir holds 65% of the share capital of Pointer Romania

e.
The Company holds 88% of the share capital of Pointer Localization Y Asistencia SA's (formerly: Tracsat S.A.) ("Pointer Argentina"). Pointer Argentina is the operator of the Company's systems and products that provide stolen vehicle recovery services in Buenos Aires, Argentina.

f.
The Company holds 74% of the share capital of Pointer Recuperacion de Mexico S.A. de C.V. ("Pointer Mexico"), the remaining 26% of the share capital being held by local Mexican partners. Pointer Mexico provides location, tracking and stolen vehicle recovery services to its customers in Mexico as well as distributing the Company's products.

g.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2011, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013. Pointer Brazil will provide location, tracking and recovery of stolen vehicles services to its customers in Brazil. Currently, the affiliate has no significant revenues. The Company recorded equity in losses of Pointer Brazil in the amount of $1,600 and $1,200 in 2011 and 2010, respectively.

h.	In October 2008, the Company established a wholly-owned subsidiary in the United States, Pointer Telocation Inc. Currently, the subsidiary has no significant revenues.

i.	On May 15, 2009, the Company's subsidiary Shagrir acquired ownership of 51% of the ordinary shares of Car2go Ltd., which is engaged in car sharing and motor vehicle rental.

The fair value of the consideration transferred on the date of the acquisition of Car2go totaled $ 3 in cash. In addition, Shagrir signed a loan agreement with Car2go pursuant to which Shagrir has committed to provide to the subsidiary a loan in an amount of up to $ 1,447 (consisting of $ 241 in cash and $ 1,206 in services). The loan was provided during 2010. The loan is linked to the Israeli CPI and bears an interest rate of 4%. Car2go will repay the loan in quarterly installments commencing on May 15, 2013. The Company recorded goodwill related to Car2go in the amount of $456.

j.
On June 28, 2010, Shagrir, together with an Israel resident (hereinafter the "minority shareholder") entered into an agreement for the establishment of an Israeli company named Rider from the Shagrir Group Ltd. ("Rider") for providing outsourcing services to insurance companies and others. The minority shareholder holds 33% and serves as Rider's CEO.

In the reported period, Shagrir recorded as part of its general and administrative expenses an impairment loss of the loan granted by Rider to the minority  shareholder  in the amount of NIS 1.75 million ($489), due to the fact that Rider will not meet the milestones pursuant to the agreement.

On July 10, 2011, Shagrir signed an agreement to sell its entire holdings in Rider to Native Nehoray Ltd. ("Nehoray") at par value. In addition, Shagrir sold to Nehoray the rights to receive payments from a loan that Shagrir had provided to Rider in the amount of NIS 4,779 thousands including interest and linkage to the Israeli CPI for NIS 1,293 thousands. As a result of the agreement, the Company recorded a capital loss in the amount of NIS 393 thousands ($110).

k.
In November 2011, Shagrir, together with T.M.C Transportation Ltd. ("TMC"), signed an agreement for the establishment of a limited partnership, TMC Systems, LP ("the partnership"). The Company will hold 51% of the partnership's capital.  The activities of TMC will be transferred to the partnership. The partnership commenced its activity on January 1, 2012.

The partnership engages in solutions for the management, control and collection of travel fares from taxis and transportation service fleets.

Shagrir will grant a shareholders' loan to the partnership in an amount of up to NIS 2.5 million. This loan will carry an annual interest rate of prime plus 4%. As of December 31, 2011, Shagrir granted a loan to TMC in the amount of NIS 655 thousands which was transferred to the partnership, along with the activities of TMC, on January 1, 2012.

l.
On October 11, 2011, Shagrir entered into an agreement to acquire the activities of K.S Operation Centers for Vehicles Ltd. ("K.S") in consideration for an aggregate amount of NIS 12 million (as amended by an amendment dated January 1, 2012). Shagrir consummated the transaction in January 2012.

K.S is engaged in the operation of car repair garages, providing bodywork and paint services, as well as engaging in the sale of spare parts for motor vehicles.

SIGNIFICANT ACCOUNTING POLICIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("US GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of intangible assets, tax assets and tax liabilities, warranty costs and stock-based compensation costs. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The majority of the Company's revenues is generated in or linked to U.S. dollars ("dollar"). In addition, a substantial portion of the Company's costs is incurred in dollars. The Company's management believes that the dollar is the currency of the primary economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar.

For those subsidiaries whose functional currency has been determined to be their local currency (For Pointer Argentina- the Argentinean peso; for Pointer Mexico- the Mexican peso; for Shagrir, Car2Go and Rider - the new Israeli shekel ("NIS"); for Pointer Inc. - the dollar; for Pointer Romania- the Euro; for Pointer do Brazil S.A.- the Brazilian Real),  assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year. Such translation adjustments are recorded as a separate component, other comprehensive income (loss), in shareholders' equity (deficiency).

Transactions and balances of the Company and certain subsidiaries, which are denominated in other currencies, have been remeasured into dollars in accordance with principles set forth in ASC 830, "Foreign Currency Matters". All exchange gains and losses from the remeasurements mentioned above, are reflected in the statement of operations as financial expenses or income, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries.

Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

Beginning January 1, 2009, changes in the parent's ownership interest in a subsidiary with no change of control are treated as equity transactions, rather than step acquisitions or dilution gains or losses. Losses of partially owned consolidated subsidiaries shall be continued to be allocated to the non-controlling interests even when their investment was already reduced to zero.

The Company applies ASC 810-10, "Consolidation", which provides a framework for identifying Variable Interest Entities ("VIEs") and determining when a company should include the assets, liabilities, non-controlling interests and results of activities of a VIE in its consolidated financial statements. According to ASC 810-10, the Company shall consolidate a VIE  when it has both (1) the power to direct the economically significant activities of the entity and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the variable interest entity. The determination as to whether the Company should consolidate a VIE is evaluated continuously as changes to existing relationships or future transactions occur.

The Company's assessment of whether an entity is a VIE and the determination of the primary beneficiary is a matter of judgment and involves the use of significant estimates and assumptions. Such assessment involves estimation of whether an entity can finance its current activities until it reaches profitability, without additional subordinated financial support.

Pointer Romania is considered to be a Variable Interest Entity. As Shagrir has both the power to direct the economically significant activities of Pointer Romania, and the obligation to absorb losses and the right to receive benefits that could potentially be significant to Pointer Romania, Shagrir is considered to be the primary beneficiary. Pointer Romania is consolidated in the Company's financial statements.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at the date acquired.

e.	Inventories:

Inventories are stated at the lower of cost or market value. Cost is determined using the "moving average" cost method. Inventory consists of raw materials, work in process and finished products. Inventory write-offs are provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories, and for market prices lower than cost. In 2011, 2010 and 2009, the Company and its subsidiaries wrote off approximately $ 304, $ 185 and $ 124, respectively. The write-offs are included in cost of revenues.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

g.	Goodwill:

Goodwill reflects the excess of the purchase price of the acquired activities over the fair value of net assets acquired. Pursuant to ASC 350, "Intangibles - Goodwill and Other", goodwill is not amortized but rather tested for impairment at least annually, at the reporting unit level.

The Company identified several reporting units based on the guidance of ASC 350.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess.

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of $6,216 in connection with the Cellocator reporting unit.  The material assumptions used for the income approach for 2011 were 5 years of projected net cash flows, a discount rate of 17% and a long-term growth rate of 3%. (See also Note 2t regarding fair value measurement).

No impairment losses were identified in the years 2010 and 2009.

h.	Identifiable intangible assets:

Intangible assets consist of the following: a brand name, customers related intangibles, developed technology and acquired patents. Intangible assets are amortized over their useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Intangible assets are stated at amortized cost.

The brand names are amortized over a two to nine years period.

The customers related intangibles are amortized over a five- to nine-year period.

The developed technology is amortized over a five-year period.

Patents are amortized over an eight-year period.

i.	Impairment of long-lived assets:

The Company's long lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement" whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. In 2009, the Company recorded an impairment loss in the amount $ 2,959 reducing customer related intangibles from a carrying amount of $ 3,173 to a fair value of $ 214. The circumstances leading to the impairment are attributed to the decrease in activity of the former customers of Cellocator. The impairment was recorded in the "Operating Income" caption in the consolidated statement of operations. The customer's related intangible impairment is reflected in the Cellocator segment. The fair value of the customers related intangibles was determined by the income approach method. Assumptions in the fair value assessment included: the impact of changes in economic conditions, revenue forecast from the former customers of Cellocator, and the Company's weighted average cost of capital ("WACC"). See also Note 2t regarding fair value measurement.

In 2011, the Company amortized $520 of the development technology intangible assets acquired from Cellocator Ltd. in September 2007 from a carrying amount of $ 701 to a fair value of $ 181. The circumstances leading to the impairment are attributed to the obsolescence of older Cellocator technology.  The impairment was recorded under the caption of "cost of revenues" in the consolidated statement of operations. Assumptions in the fair value assessment included: the impact of changes in economic conditions and the revenue forecast for the Cellocator segment.

j.	Provision for warranty:

The Company and its subsidiaries generally grant a one-year to three-year warranty for their products. The Company and its subsidiaries estimate the costs that may be incurred under its basic limited warranty and records a liability in the amount of such costs at the time which product revenue is recognized. Factors that affect the warranty liability include the number of installed units, historical and anticipated rates of warranty claims and cost per claim. The Company and its subsidiaries periodically assess the adequacy of its recorded warranty liabilities and adjust the amounts as necessary. Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2011 and 2010 are as follows:

	Year ended December 31,
	2011	2010

Balance, beginning of the year	$604	$462
Warranties issued during the year	548	492
Settlements made during the year	(278)	(260)
Expirations	(150)	(113)
Foreign currency translation adjustment	(34)	23

Balance end of year	$690	$604

k.	Revenue recognition:

The Company and its subsidiaries generate revenues from the provision of services, subscriber fees and sales of systems and products, mainly in respect of road-side assistance services, automobile repair and towing services, stolen vehicle recovery, fleet management and other value added services. To a lesser extent, revenues are also derived from technical support services.  The Company and its subsidiaries sell the systems primarily through their direct sales force and indirectly through resellers. Sales consummated by the Company's sales forces and sales to resellers are considered sales to end-users.

Revenues from the sale of systems and products are recognized in accordance with Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable.

Service revenues including subscriber fees are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received under maintenance and support contracts, and amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements", revenue from certain arrangements may include multiple elements within a single contract. The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values. The Company considers the sale of products and subscriber fees to be separate units of accounting.

When a sales arrangement contains multiple elements, such as hardware and services, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for each deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE nor TPE is available.

Revenues from stolen vehicle recovery services are recognized upon success, when the related stolen vehicle is recovered, and such recovery is approved by the customer or ratably over the term of the agreement.

Revenues generated from technical support services, installation and de-installation are recognized when such services are rendered.

Generally, the Company does not grant rights of return. The Company follows ASC 605-15-25 "sales of product when right of return exists". Based on the Company's experience, no provision for returns was recorded.

l.	Research and development costs:

Research and development costs are charged to expenses as incurred.

m.	Advertising expenses:

Advertising expenses are charged to the statement of operations as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 were $ 822, $ 653 and $ 392, respectively.

n.	Deferred income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". Deferred tax assets and liabilities are provided using the balance sheet liability method. Under this method, deferred taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, and are measured using the enacted tax rate and laws that will be in effect when the difference is expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted.

Effective January 1, 2007, the Company adopted an amendment to ASC 740-10. The update clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of December 31, 2011, the Company did not record any liability for uncertain tax positions. The Company's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. For the year ended December 31, 2011, the Company did not have any interest and penalties associated with tax positions.

o.	Basic and diluted net earnings (loss) per share:

Basic and diluted net earnings (loss) per share are computed based on the weighted average number of ordinary shares outstanding during the year. Diluted net earnings (loss) per share further include the dilutive effect of stock options outstanding during the year, in accordance with ASC 260, "Earnings Per Share". Part of the Company's outstanding stock options and warrants has been excluded from the calculation of the diluted earnings (loss) per share because such securities are anti-dilutive. The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted earnings (loss) per share was 41,375, 0 and 12,404 for the years ended December 31, 2011, 2010 and 2009, respectively.

p.	Accounting for stock-based compensation:

The Company applies ASC 718, "Compensation - Stock Compensation". In accordance with ASC 718, all grants of employee equity based stock options are recognized in the financial statements based on their grant date fair values. The fair value of graded vesting options, as measured at the date of grant, is charged to expenses, based on the accelerated attribution method over the requisite service period of each of the awards, net of estimated forfeitures.

As required by ASC 718, forfeitures are estimated at the time of grant, based on actual historical pre-vesting forfeitures, and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

During the years ended  December 31, 2011, 2010 and 2009, the Company recognized stock-based compensation expenses related to employee stock options in the amounts of $ 515, $ 121 and $ 367, respectively.

According to ASC 718, a change in any of the terms or conditions of the Company's stock options is accounted for as a modification. Therefore, if the terms of an award are modified, the Company calculates incremental compensation costs as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors existing at the modification date. For vested options, the Company recognizes any incremental compensation cost immediately in the period the modification occurs, whereas for unvested options, the Company recognizes, over the new requisite service period, any incremental compensation cost due to the modification and any remaining unrecognized compensation cost for the original award over its term.

q.	Data related to options to purchase the Company shares:

1.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2011, 2010 and 2009 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2011	2010	2009

Risk free interest rate	2%	1.13%	1.73%
Dividend yield	0%	0%	0%
Expected volatility	75%	76%	80%
Expected term (in years)	5	5	3.9
Forfeiture rate	2%	6%	10%

The Black-Scholes-Merton option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined for plain vanilla options, based on the simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term.

The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. In a few limited cases the Company did not use the simplified method in measuring the fair value of modified awards, either when the options were deeply out of the money immediately before the modification or when the Company accelerated the vesting and extended the exercise period after an employee's resignation. Since in both instances the entire remaining contractual term of the options was relatively short, we assumed that the expected life to be the entire remaining contractual term.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the expected term of the options.

The Company has historically not paid dividends and has no foreseeable plans to pay dividends and therefore uses an expected dividend yield of zero in the option pricing model. The Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record share-based compensation expense only for those awards that are expected to vest.

2.	Data related to options to purchase Shagrir shares:

In July, 2011, 903 options granted under Shagrir's employee share option plan were exercised to purchase ordinary shares of Shagrir. As a result, our holdings in Shagrir were diluted and as of December 31, 2011 the Company held approximately 55.99% of the issued and outstanding share capital of Shagrir.

In January 2012, 2,480 options were exercised, thereby diluting the Company's holding to approximately 54.48% of the issued and outstanding share capital of Shagrir. There currently remain no exercisable options to purchase ordinary shares of Shagrir.

r.	Severance pay:

The liability of the Company and its subsidiaries in Israel for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of balance sheet date and are presented on an undiscounted basis (the "Shut Down Method"). Employees are entitled to one month's salary for each year of employment, or a portion thereof. The liability for the Company and its subsidiaries in Israel is fully provided by monthly deposits with insurance policies and by accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated to balance sheet date.

Severance pay expenses for the years ended December 31, 2011, 2010 and 2009 were $ 1,297, $ 352 and $ 282, respectively.

s.	Concentrations of credit risk:

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables, and derivatives.

The Company's cash and cash equivalents are invested primarily in deposits with major banks worldwide, mainly in the U.S. and Israel. However, deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk. Management believes that the financial institutions that hold the Company's investments have a high credit rating.

The Company's trade receivables include amounts billed to clients located mainly in Israel and South America and Europe. Management periodically evaluates the collectability of its trade receivables to reflect the amounts estimated to be collectible. An allowance is determined in respect of specific debts whose collection, in management's opinion, is doubtful. In 2011, 2010 and 2009, the Company recorded expenses in respect of such debts in the amount of $ 206, $ 156 and $ 756, respectively. As for major customers, see Note 19d.

The Company entered into foreign exchange forward contracts ("derivative instruments") intended to protect against the revaluation in value of forecasted non-dollar currency cash flows. These derivative instruments are designed to effectively hedge the Company's non-dollar currency exposure (see Note 2u below).

t.	Fair value measurements:

The following methods and assumptions were used by the Company and its subsidiaries in estimating fair value disclosures for financial instruments:

The carrying amounts reported in the balance sheet for cash and cash equivalents, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Amounts recorded for long-term loans approximate fair values. The fair value was estimated using discounted cash flow analysis, based on the Company's incremental borrowing rates for similar type of borrowing arrangements.

The Company accounts for certain assets and liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Significant other observable inputs based on market data obtained from sources independent of the reporting entity;

Level 3 -	Unobservable inputs which are supported by little or no market activity (for example cash flow modeling inputs based on assumptions).

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy.

Assets and liabilities measured at fair value on a recurring basis are comprised of foreign currency forward contracts with a fair value of ($ 213) and $ 168 as of December 31, 2011 and 2010, respectively, and are classified as level 2.

The Company also measures certain financial assets, including equity method investments, at fair value on a nonrecurring basis. These assets are adjusted to fair value when they are deemed to be other-than-temporarily impaired. During 2011, and 2010 no other-than-temporary impairments were identified in relation to equity method investments.

Assets and Liabilities that are measured at Fair Value on a Nonrecurring Basis subsequent to their initial recognition:

Disclosures for nonfinancial assets and liabilities that are measured at fair value, on a nonrecurring basis, are required prospectively beginning January 1, 2009.

During 2011, such measurements of fair value related solely to an impairment loss of goodwill reducing its carrying amount from $ 8,750 to a fair value of $ 2,534 and impairment loss of development technology intangible assets, reducing its carrying amount from $ 701 to a fair value of $ 181. The Company used an income approach for measuring the fair value of the goodwill. See Note 2g and 2i for significant assumptions. As the fair value was measured using significant unobservable assumptions, the goodwill was classified as level 3 in ASC 820 fair value hierarchy.

During 2009, such measurements of fair value related solely to an impairment loss of customer relations intangible asset, reducing its carrying amount from $ 3,173 to a fair value of $ 214. The Company used an income approach for measuring the fair value of the customer relations. See Note 2i for significant assumptions. As the fair value was measured using significant unobservable assumptions, the customer relations asset was classified as level 3 in ASC 820 fair value hierarchy.

u.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" requires the Company to recognize all of its derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e., hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the line item associated with the hedged transaction in the period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized immediately in financial income/expense in the statement of operations.

The Company entered into derivative instrument arrangements (forward contracts) to hedge a portion of anticipated new Israeli shekel ("NIS") payroll payments. As of December 31, 2010 the Company had forward exchange contracts for the acquisition of approximately NIS 8,085 thousand in consideration for $ 2,100 that matured during 2011. These derivative instruments are designated as cash flows hedges, as defined by ASC 815, as amended, and are all highly effective as hedges of these expenses when the salary is recorded. The effective portion of the derivative instruments is included in payroll expenses in the statements of income. The company excludes forward to spot differences from the OCI and recognizes such gains or losses in financial expenses. During 2011, there were no gains or losses recognized in earnings for hedge ineffectiveness.

As of December 31, 2011 the Company had forward exchange contracts for the acquisition of approximately NIS 13,951 thousand in consideration for $ 3,860 that will mature during 2012.

At December 31, 2011, the Company expects to reclassify $ 213 of net losses on derivative instruments from accumulated other comprehensive income to earnings during the next twelve months.

v.	Equity affiliates

The Company recognizes investment in equity affiliates under ASC 323, "Investments - Equity Method and Joint Ventures". The Company recognizes its proportionate share of the income of equity affiliates. Losses of equity affiliates are recognized to the extent of our investment, advances, financial guarantees and other commitments to provide financial support to the investee. Any losses in excess of this amount are deferred and reduce the amount of future earnings of the equity investee recognized by the Company. As of December 31, 2011, there were no deferred losses related to equity investees.

w.	Impact of recently issued Accounting Standards still not effective for the Company:

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance on the presentation of comprehensive income, which amended existing guidance by allowing only two options for presenting the components of net income and other comprehensive income: (1) in a single continuous financial statement, statement of comprehensive income or (2) in two separate but consecutive financial statements, consisting of an income statement followed by a separate statement of other comprehensive income. The guidance requires retrospective application, and it is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company will adopt the new standard from January 1, 2012.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Government authorities	$200	$824
Employees	91	94
Prepaid expenses	1,258	1,427
Former subsidiary's CEO (1)	171	282
Foreign currency derivatives	-	168
Others	226	187

	$1,946	$2,982

(1)	The balance as of December 31, 2011 in the amount of $ 171 is receivable from Nehoray, Rider's CEO, in accordance to the loan sold (see note 1i)

INVENTORIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
INVENTORIES
NOTE 4:-	INVENTORIES
	December 31,
	2011	2010

Raw materials	$2,637	$2,002
Work in process	24	46
Finished goods	1,806	1,691

	$4,467	$3,739

PROPERTY AND EQUIPMENT (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
PROPERTY AND EQUIPMENT
NOTE 5:-	PROPERTY AND EQUIPMENT

a.	Composition:

	December 31,
	2011	2010
Cost:

Installed products	$5,111	$4,409
Computers and electronic equipment	6,252	6,222
Office furniture and equipment	1,009	927
Motor vehicles	12,243	11,863
Network installation	4,164	4,736
Buildings	499	537
Leasehold improvements	1,273	1,237

	30,551	29,931

Accumulated depreciation:

Installed products	4,170	3,333
Computers and electronic equipment	5,241	5,312
Office furniture and equipment	577	545
Motor vehicles	5,142	4,844
Network installation	3,837	4,015
Buildings	35	27
Leasehold improvements	710	600

	19,712	18,676

Depreciated cost	$10,839	$11,255

b.	Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $ 3,174, $ 2,815 and $ 2,377, respectively.

INVESTMENT IN AFFILIATE (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
INVESTMENT IN AFFILIATE
NOTE 6:-	INVESTMENT IN AFFILIATE

a.
In August 2008 the Company incorporated a company in Brazil by the name of Pointer do Brazil S.A. ("Pointer Brazil"). As of December 31, 2011, the Company holds 48% of the share capital in Pointer Brazil, with an option to acquire an additional 4%. The option will expire in August 2013.

	December 31,
	2011	2010

Invested in equity	$3,830	$2,090
Accumulated net loss	3,564	1,795

Total investment in affiliate	$266	$295

b.	As of December 31, 2011, Pointer Brazil's total assets and liabilities are $ 4,121 and $ 2,844, respectively. The net loss for the year 2011 is $3,145.

OTHER INTANGIBLE ASSETS, NET (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER INTANGIBLE ASSETS, NET
NOTE 7:-	OTHER INTANGIBLE ASSETS, NET

a.	Other intangible assets, net:

	December 31,
	2011	2010

Cost:

Patents	$639	$639
Developed technology	4,890	4,890
Customer related intangible	15,321	16,265
Brand name	4,462	4,630

	25,312	26,424
Accumulated amortization:

Patents	639	639
Developed technology (see note 2i)	4,708	3,211
Customer related intangible	13,745	13,231
Brand name	3,190	2,846

	22,282	19,927

Amortized cost	$3,030	$6,497

b.	Amortization and impairment expenses for the years ended December 31, 2011, 2010 and 2009 were $ 3,319, $ 2,753 and $ 5,879, respectively.

c.	Estimated amortization expenses for the years ending:

December 31,

2012	$1,901
2013	472
2014	226
2015	221
2016	210

$3,030

GOODWILL (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
GOODWILL
NOTE 8:-	GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010

Goodwill, beginning of the year	$53,926	$51,220
Additions in respect of acquisitions	-	-
Impairment of Goodwill (see note 2g)	(6,216)	-
Foreign currency translation adjustments	(3,217)	2,706

Goodwill, end of year	$44,493	$53,926

As of December 31, 2011, $ 2,534 and $ 41,959 are attributable to the Cellocator segment and to the Pointer segment, respectively. As of December 31, 2010, $ 8,750 and $ 45,176 are attributable to the Cellocator segment and to the Pointer segment, respectively.

SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS
NOTE 9:-	SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS

Classified by currency, linkage terms and annual interest rates, the credit and loans are as follows:

	Interest rate		December 31,
	2011	2010	2011	2010
	%
Short-term bank credit and loans:
In USD	3 - 4	3 - 4	$1,901	$3,435
In, or linked to, dollars	LIBOR + 4.25		500	-
In Mexican Pesos		14.6	-	35

			2,401	3,470
Current maturities of long-term loans from banks, shareholders and others:
In, or linked to, dollars	LIBOR + 2	LIBOR + 2	800	800
In, or linked to, dollars (see Note 12d)	4.4	4.4	-	1,013
In NIS linked to CPI	2.1-5.48	2.1-5.48	2,610	2,545
In NIS	4-7.39	4 - 7.39	6,036	4,653
In NIS - variable interest	4.45	4.45	1,343	628
In EURO	8-16	8-16	18	61

			10,807	9,700

			$13,208	$13,170

Unutilized credit lines			$4,207	$3,222

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and payroll accruals	$4,256	$4,597
Government authorities	1,027	836
Provision for warranty	463	428
Accrued expenses	1,283	1,138
Related party	52	52
Foreign currency derivatives	213	-
Others	146	3

	$7,440	$7,054

LONG-TERM LOANS FROM BANKS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
LONG-TERM LOANS FROM BANKS
NOTE 11:-	LONG-TERM LOANS FROM BANKS

a.	Composition:

	Interest rate		December 31,
	2011	2010	2011	2010
	%

In, or linked to, dollars (see c below )	LIBOR + 2	LIBOR + 2	$2,200	$3,000
In NIS linked to CPI	2.1-5.48	2.1-5.48	3,081	5,309
In NIS - Prime + 0.95% variable interest	4.45	4.45	2,552	1,972
In NIS	4 - 7.39	4 - 7.39	10,704	9,938

			18,537	20,219
Less - current maturities			10,789	8,627
Less - discount			33	66

			$7,715	$11,526

b.	As of December 31, 2011, the aggregate annual maturities of the long-term loans are as follows:

2012 (current maturities)	$10,789
2013	5,703
2014	2,045

$18,537

c.
In respect of the bank loans provided to the Company for the purpose of funding the 2007 acquisition transaction, pursuant to which the Company acquired the activities and assets of Cellocator Ltd. ("Cellocator"), the Company is required to meet certain financial covenants as follows:

1.	The ratio of the shareholders equity to the total consolidated assets will not be less than 20% and the shareholders equity will not be less than $ 20,000, starting December 31, 2007.

2.
The ratio of the Company and its subsidiaries' debt (debt to banks, convertible debenture and loans from others that are not subordinated to the bank less cash) to the annual EBITDA will not exceed 5 in 2008, 4.5 in 2009 and 4 in 2010 and thereafter.

3.
The ratio of Pointer Telocation Ltd.'s debt (debt to banks, convertible debenture and loans from others was not subordinated to the bank less cash) to the annual EBITDA will not exceed 4 in 2008, 3.5 in 2009 and 2.5 in 2010 and thereafter.

As of December 31, 2011 the Company is in compliance with the financial covenants of its bank loan.

d.	Under the credit facility (in respect of the loans denominated in NIS) from the bank, Shagrir is required to meet financial covenants.

The financial covenants are:

1.	The ratio of the debt to the bank to the annual EBITDA will not exceed 5.5.

2.	The ratio of the annual EBITDA to the current maturities (the loan principal plus interest) of long-term loans from the bank will not be less than 1, at any time.

3.	The shareholders' equity, including loans from shareholders, will not be less than NIS 50 million, at any time

4.
Shagrir shall not declare any distribution of dividends without the prior written consent of the bank. Shagrir received such consent from the bank prior to its dividend distribution in March and December 2010.

As of December 31, 2011, Shagrir is in compliance with the financial covenants of its credit facility.

LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS
NOTE 12:-	LONG-TERM LOANS FROM SHAREHOLDERS AND OTHERS

a.	Long-term loans from shareholders and others - composition:

	Interest rate		December 31,
	2011	2010	2011	2010
	%

In NIS linked to CPI (see c1 below)	4	4	$157	$159
In Euro (see c2 below)	8-16	8-16	32	86
In U.S. dollars (see d below)	4.4	4.4	-	1,013
Linked to Euro (see c3 below)	2	2	35	35
In U.S. dollars (see c4 below)	-	-	737	737

			961	2,030
Less - current maturities			18	1,073

			$943	$957

b.	As of December 31, 2011, the aggregate annual maturities of the long-term loans from shareholders and others are as follow:

2012 (current maturities)	$18
2013	16
2014	-
2015	-
2016	-
Thereafter	927

$961

c.	1.
During 2008-2009, Shagrir's subsidiary received loan in an amount of $ 140 from its other non-controlling shareholders. The loan bears an annual interest rate of 4% and is linked to the Israeli CPI. According to the purchase agreement the loans will be repaid only after Shagrir's subsidiary will repay in full the loan it received from Shagrir. As of December 31, 2011, the balance of the loan is $ 157.

2.
During August and October 2008, and March 2010, Pointer Romania signed a vehicle capital lease agreement. The liability bears an annual interest rate of 8-16%. The loan will be repaid in 36 equal monthly payments.

3.	In September 2008, Pointer Romania received a loan of EURO 25,000 from its Romanian shareholder. The loan bears an annual interest rate of 2%.

4.	Pointer Mexico received a loan of $ 737 from its Mexican local partner in 2005 and 2004. No maturity date was set for the loan and it is not expected to be repaid before January 1, 2013.

d.
As part of the acquisition of Cellocator the Company issued a non-tradable debenture with a fair value of $ 1,951 convertible into 160,000 of the Company's ordinary shares. The debenture bears annual interest at the LIBOR, to be accrued until the date of repayment.  In September 2010, the Company repaid approximately $ 1,000 and signed an amendment to the convertible loan agreement pursuant to which the remaining amount of $ 1,000 will bear a fixed interest at an annual rate of 4.4%. The debenture was paid in full in September 2011.

OTHER LONG-TERM LIABILITIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
OTHER LONG-TERM LIABILITIES
NOTE 13:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2011	2010

Provision for warranty	$226	$177
Deferred taxes	2,471	263
Deferred revenues	198	402

	$2,895	$842

COMMITMENTS AND CONTINGENT LIABILITIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 14:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Charges:

1.	As collateral for its liabilities, the Company has recorded floating charges on all of its assets, including the intellectual property and equipment, in favor of banks.

2.
Shagrir recorded a first priority charge on all of its assets in favor of banks. Following the acquisition by Shagrir of Shagrir Towing Services Ltd, a second priority charge on all of Shagrir's assets was registered in the name of Shagrir Towing Services Ltd. and Shagrir (1985) Ltd. the sellers in this acquisition. This second prior charge was removed in September 2008. Following Shagrir's agreement with the Gandyr group dated November 15, 2004, a third priority charge was recorded on all of Shagrir's assets and a third priority fixed charge over the Company's rights to proceeds from several customers of Shagrir. The third priority charge was removed following the repayment of the loans to the Gandyr group in 2009.

b.	Collateral:

1.
To secure Shagrir's obligations for providing services to several of its customers, Shagrir provided such customers with a bank guarantee in the amount of about $ 2,446, in effect between January 2011 and January 2016.

2.	The Company obtained bank guarantees in the amount of $ 100 in favor of its lessor and customs.

3.
As of December 31, 2011 and 2010, the use of $ 123 and $ 133, respectively, has been restricted following B.C.R.A. (Central Bank of Argentina) regulations, until the company completes the registration with local authorities of certain capital contributions.

c.	Royalties:

The Company has undertaken to pay royalties to the BIRD Foundation ("BIRD"), at the rate of 5% on sales proceeds of products developed with the participation of BIRD up to the amount received, linked to the U.S. dollar. The contingent obligation as of December 31, 2011 is $ 2,396. No royalties were accrued or paid during 2011, 2010 and 2009.

d.	Lease commitments:

The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2016. Minimum annual rental payments under non-cancelable operating leases are as follows:

2012	$1,947
2013	1,625
2014	1,238
2015	712
2016	4

$5,526

Rent expenses for the years ended December 31, 2011, 2010 and 2009, were $ 2,626, $ 2,308 and $ 1,899, respectively.

e.	Litigation:

1.
As of December 31, 2011, several claims were filed against Shagrir, mainly by customers. The claims are in an amount aggregating to approximately $ 170. The substance of the claims is the malfunction of Shagrir's products, which occurred during the ordinary course of business. Shagrir's management, based on the opinion of its legal counsel, is of the opinion that no material costs will arise to Shagrir in respect to these claims.

2.
On November 15, 2011, a motion was filed in Israeli court for approval of a class action suit against T.M.C. Transportation Ltd. ("TMC Ltd."), the company with whom Shagrir formed the partnership TMC Technologies Systems LP, and the credit card company Isracard Ltd., ("Isracard"), for an amount of NIS 6.7 million. The claim involves the allegation that Isracard collected additional fees, on its behalf and on behalf of TMC Ltd., from unknowing passengers who paid taxi fares by credit card using TMC Ltd.'s system, in contravention of applicable law regulating taxi fares, which prohibit collection from a passenger of any fares exceeding that displayed on the taxi meter. The respondents reject the claim amount and argue that actual amounts collected for the use of credit cards total no more than a few thousand NIS.

f.	Commitments:

1.
On March 2, 2010, Pointer Argentina signed an amended contract with a significant insurance company. According to the terms of the agreement, Pointer Argentina has committed to obtaining a monthly recovery rate of 75% of the quantity of stolen automobiles when the number of end-users for that period exceeds 2,000. The percentage shall be measured annually, with the first review in April 2011 and then yearly reviews. If the degree of effectiveness required in the agreement is not achieved, Pointer Argentina shall pay the customer for each dollar below 75% of the total cost of the stolen vehicles.

As Pointer Argentina achieved the required effectiveness percentage as of December 31, 2011, no reserve has been accrued.

2.
The Company and DBSI Investment Ltd. ("DBSI"), an equity owner in the Company (see Note 18), have entered into a management services agreement pursuant to which DBSI shall provide management services in consideration of annual management fees of $ 180 for a period of three years commencing on August  1, 2011.

3.
During 1998, the Company entered into an agreement with Shagrir for the supply of the services and equipment required to set up reception bases to be positioned throughout Israel. An addendum to the agreement was entered into in 2004 (the "First Addendum"). The agreement was for a period of 10 years with an option to extend it by an additional 10 years. During 2008, the Company and Shagrir entered into a second addendum to the agreement that extended the agreement by a period of 5 years, until 2013.

4.
Shagrir entered into a management services agreement with its shareholders, pursuant to which the shareholders will grant management services to Shagrir, in consideration of NIS 1,000 per year linked to CPI. This amount is split between the Company (NIS 120) and the other shareholders of Shagrir.

5.	Under the credit facility from the Bank, Shagrir and the Company are required to meet financial covenants (see Note 11c and 11d).

EQUITY (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
EQUITY
NOTE 15:-	EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital:

1.
In January 2007, the Company completed a round of financing for the aggregate amount of $ 4,675, out of which, an amount of $ 2,586 was received as of December 31, 2006, in consideration for 425,000 of the Company's ordinary shares at a price per share of $ 11.0. Under the terms of the investment agreements, the investors were issued warrants to purchase up to 212,500 ordinary shares of the Company, with an exercise price of $ 13.0 per share. As of December 31, 2011 the warrants expired.

2.
On April 2, 2007, the Company entered into and consummated a share purchase agreement with a group of United States institutional investors for the purchase of 805,000 of the Company's ordinary shares for an aggregate price of approximately $ 8,500. Pursuant to the transaction, the investors were also issued warrants to purchase 402,500 of the Company's ordinary shares, such that for each one share purchased, the investors were entitled to a warrant to purchase half a share. The warrants are exercisable into ordinary shares, at an exercise price per share of $ 12.6 and will be exercisable for a period of five years.

3.	On July 18, 2008, the Company consummated a private placement of 140,056 of its ordinary shares to DBSI Investments Ltd., our principal shareholder, for an aggregate price of $ 1,000.

c.	Options:

1.
The Company grants, under the 2003 Employee share option plan, options to its employees, directors and service providers. The options are granted for a period of five years and usually have a vesting period of up to four years.

The Company granted options to Israeli participants in accordance with the provisions of Section 102 of the Israel Tax Ordinance related to the Capital Gains Tax Track.

On November 30, 2011, the Board of Directors approved an amendment to the Plan whereby in the event a cash dividend is paid out to the Company's shareholders, the Board of Directors may adjust the exercise price of any options granted prior to the record date of the dividend distribution but not exercised as of such date.

As of December 31, 2011, 379,125 Options are available for future grant under the Plan.

2.	A summary of employee option activity under the Company's Stock Option Plans as of December 31, 2011 and changes during the year ended December 31, 2011 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2011	168,500	$3.49
Granted	256,984	$6.91
Exercised	(88,468)	$3.14
Forfeited	(16,000)	$4.46

Outstanding at December 31, 2011	321,016	$6.28	3.50	$14

Exercisable at December 31, 2011	56,532	$3.68	0.91	$13

Vested and expected to vest at December 31, 2011	319,016	$6.30	3.52	$14

The weighted-average grant-date fair value of options granted during the years ended December 31, 2011, 2010 and 2009 was $ 6.91, $ 3.86 and $ 1.63, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's stock.

As of December 31, 2011, there was approximately $ 341 of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

That cost is expected to be recognized over a weighted-average period of 0.76 years. Total grant-date fair value of options that vested during the year ended December 31, 2011 was approximately $ 172.

3.	A summary of the status of the Company's employee stock options as of December 31, 2011, 2010 and 2009, and changes during the years then ended, are as follows:

	Year ended December 31,
	2011		2010		2009
		Weighted		Weighted		Weighted
		average		average		average
	Amount	exercise	Amount	exercise	Amount	exercise
	of options	price	of options	price	of options	price

Options outstanding at beginning of year	168,500	$3.49	189,125	$3.45	218,245	$8.99
Granted	256,984	$6.91	3,000	$7.00	15,000	$3.14
Exercised	(88,468)	$3.14	(18,250)	$3.14	-	$
Forfeited	(16,000)	$4.46	(5,375)	$5.30	(44,120)	$7.58

Options outstanding at end of year	321,016	$6.28	168,500	$3.49	189,125	$3.45

Options exercisable at end of year	56,532	$3.68	131,125	$3.45	112,063	$3.48

The following table summarizes information relating to employees' stock options outstanding as of December 31, 2011, according to exercise price range:

	Options outstanding			Options exercisable
Range of exercise price	Number outstanding at December 31, 2011	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable at December 31, 2011	Weighted average exercise price
		Years

3.14	52,032	0.86	$3.14	46,532	$3.14
4.80	10,000	4.67	$4.80	-	$-
5.71-6.91	9,000	1.22	$6.11	9,000	$6.11
7.00	249,984	4.09	$7.00	1,000	$7.00

	321,016	3.50	$6.28	56,532	$3.68

4.
On February 25, 2009, the Board of Directors resolved to issue to the Company's employees options convertible to 15,000 of the Company's ordinary shares, pursuant to the 2003 Employee Share Option Plan, which will vest in four equal annual installments over a period of four years, commencing as of the date of the grant, at an exercise price of $ 3.14 per share.

5.
On February 25, 2009, the Board of Directors resolved to modify the price of 166,750 options granted to the Company's employees with the exercise price of 7.01-11.24 between the period of May 2005 and December 2007, convertible to 166,750 of the Company's ordinary shares, pursuant to the 2003 Employee Share Option Plan, at an exercise price of $ 3.14 per share

The expected incremental cost that the Company has to recognize in its financial statements, as a result of the repricing of the options as described above, is estimated at approximately $ 83. The incremental cost will be recorded in the financial statements until 2011 according to the remaining period of vesting.

6.
On March 24, 2010, the Board of Directors resolved to extend the exercise period of 40,000 options granted to the former Chief Executive Officer of the Company, by eighteen months until November 23, 2011. The exercise price of the options is $ 3.14 per share. As a result, the company recorded an additional amortization of stock compensation in the amount of $ 23.

7.
On October 13, 2010, the Board of Directors resolved to issue to one of our directors options exercisable to 3,000 of the company's ordinary shares, pursuant to the plan, which will vest in three equal annual installments over a period of three years, commencing as of date of the grant, at an exercise price of $ 7.00 per share.

8.
In January 2011, the Board of Directors appointed the Company's new Chief Executive Officer (CEO) effective as of February 1, 2011. Under the terms of his employment, the new CEO was granted 246,984 options at an exercise price of $7.00, in accordance with our 2003 option plan, which will vest over a three year period, according to the vesting dates as stipulated in the employment agreement, commencing upon the effective date of his employment. The new CEO will also be entitled to an annual performance bonus of up to one year's salary which will be calculated in accordance with certain fixed criteria relating to the company's growth and profitability in the year preceding payment of the bonus.

9.
On August 31, 2011, the Board of Directors resolved to issue to the Company's Chief Financial Officer, options exercisable to 10,000 of the company's ordinary shares, pursuant to the plan, which will vest in four equal annual installments over a period of four years, commencing as of date of the grant, at an exercise price of $ 4.80 per share.

d.	Dividends:

Any dividend distributed by the Company will be declared and paid in dollars, subject to statutory limitations. The Company's policy is not to declare dividends out of tax exempt earnings.

Shagrir distributed dividends in an amount of approximately $ 3,649, out of which $ 1,595 was paid to non-controlling interests.

NET EARNINGS (LOSS) PER SHARE (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
NET EARNINGS (LOSS) PER SHARE
NOTE 16:-	NET EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

	Year ended December 31,
	2011	2010	2009
Numerator:

Numerator for basic net earnings per share - Net income (loss)	$(8,527)	$1,130	$(2,107)
Effect of diluting securities	(33)	(69)	(106)

Numerator for diluted net earnings per share - Net income (loss)	$(8,560)	$1,061	$(2,213)

Denominator:

Denominator for basic net earnings per share - weighted-average number of shares outstanding (in thousands)	4,789	4,768	4,753
Effect of diluting securities (in thousands)	-	66	-

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises (in thousands)	4,789	4,834	4,753

Basic net earnings (loss) per share	$(1.78)	$0.24	$(0.44)

Diluted net earnings (loss) per share	$(1.79)	$0.22	$(0.47)

INCOME TAXES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
INCOME TAXES
NOTE 17:-	INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985 ("the Law"):

Under the Law, through 2007, the Company's and Shagrir's results for tax purposes were measured in terms of earnings in NIS after certain adjustments for changes in the Israeli CPI. As explained in Note 2b, the financial statements are measured in dollars. The difference between the annual change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes reflected in the financial statements. In accordance with paragraph 9(f) of SFAS No. 109, as primarily codified in ASC 740, the Company has not provided deferred income taxes on the above difference resulting from changes in exchange rates and indexing for tax purposes.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008, the results for tax purposes will be measured in nominal values, excluding certain adjustments for changes in the Consumer Price Index carried out in the period up to December 31, 2007. The amended law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

The Company is an "industrial company", as defined by the Law for the Encouragement of Industry (Taxes), 1969, and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, as prescribed by regulations published under the Income Tax Law (Inflationary Adjustments), 1985, the right to claim public issuance expenses in three annual installments and an annual deduction of 12.5% of patents and other intangible property rights as deductions for tax purposes.

c.	The Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Under the Law, companies are entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as determined by the Law ("the Alternative Track"). The tax benefits and reduced tax rates consist of a tax exemption in the first two years and a reduced rate of 25% for a period of five years for the remaining benefit period.

The income qualifying for tax benefits under the Alternative Track is the taxable income of a company ("a beneficiary company") that has met certain conditions as determined by the Law, and which is derived from an industrial enterprise. The Law specifies the types of income that qualify for the tax benefits under the Alternative Track in respect of an industrial enterprise, Income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The Company's program for expansion of its plant was granted the status of an "approved program", in accordance with the Law, under the alternative track. According to this track, income derived from the approved enterprise is subject to the benefits and related conditions, as above.

The benefit period starts with the first year the approved enterprise/beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The Company's benefit period for the approved enterprise status will end in 2010.

If dividends are distributed out of the tax exempt profits, mentioned above, the Company will become liable for tax at the rate applicable to its profits from the approved enterprise in the year in which the income was earned, as if it was not on the Alternative Track (tax at the rate of 0%). The Company's policy is not to distribute dividends as above.

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments in the Law for the Encouragement of Capital Investments, 1959 ("the Law"). The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are as follows: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

d.	Tax rates applicable to the income of the Company:

Taxable income of the Company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

The effect of the abovementioned changes increased deferred tax liabilities by approximately $ 1,174. The adjustment of the deferred tax balances resulted in a decrease in net income in 2011 of approximately $ 1,174, which was recorded in taxes on income and an increase in loss as of December 31, 2011 of approximately $ 1,174.

e.	Income (loss) before taxes on income:

	Year ended December 31,
	2011	2010	2009

Domestic	$(2,556)	$6,681	$3,989
Foreign	(1,913)	(2,041)	(1,900)

	$(4,469)	$4,640	$2,089

f.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes. Significant components of the deferred tax liabilities and assets of the Company and its subsidiaries are as follows:

1.	Provided in respect of the following:

	December 31,
	2011	2010

Reserves and accruals	$544	$382
Carryforward tax losses	27,089	20,824
Other temporary differences	1,821	1,950

Total deferred tax assets before valuation allowance	$29,454	$23,156

Valuation allowance (3)	(26,786)	(18,639)

Net deferred tax assets	$2,668	$4,517

Goodwill	(4,906)	(4,664)
Other temporary differences	(233)	(116)

Total deferred tax liabilities	$(5,139)	$(4,780)

Total deferred tax assets (Liabilities)	$(2,471)	$(263)

Domestic	$(2,471)	$(263)
Foreign	-	-

	$(2,471)	$(263)

2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	December 31,
	2011	2010

Long-term Liabilities	$(2,471)	$(263)

	$(2,471)	$(263)

3.
The Company and its subsidiaries (except Shagrir) have provided valuation allowances in respect of deferred tax assets resulting from tax losses carryforward and other temporary differences. Since the Company and its subsidiaries (except for Shagrir) have a history of losses, it is more likely than not that the deferred taxes regarding the losses carryforward and other temporary differences will not be realized in the foreseeable future.

4.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2011	2010	2009

Income (loss) before taxes, as reported in the consolidated statements of operations	$(4,469)	$4,640	$2,089

Statutory tax rate	24%	25%	26%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$(1,072)	$1,160	$543
Tax adjustment in respect of different tax rates in subsidiaries and changes in tax rates	1,064	(83)	(833)
Operating carryforward losses for which a valuation allowance was provided	2,219	576	1,159
Realization of carryforward tax losses for which a valuation allowance was provided and change in valuation allowance in respect of deferred taxes	-	(78)	(551)
Nondeductible expenses and other	172	(51)	569

	$2,383	$1,524	$887

g.	Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately $ 84,845 (including a capital loss in the amount of approximately $ 31,474) as of December 31, 2011. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Argentina are approximately $ 1,400 as of December 31, 2011. The carryforward tax losses will expire from 2014 to 2016.

Carryforward tax losses of Shagrir totaled approximately $ 14,406 as of December 31, 2011. The carryforward tax losses have no expiration date.

Carryforward tax losses of Pointer Mexico totaled approximately $ 6,412 as of December 31, 2011. The carryforward tax losses will expire from 2014 to 2021.

h.	Final tax assessments:

Tax assessments for the Company and Shagrir are considered final as of the 2007 tax year.

Tax assessments for Pointer Mexico are considered final as of the 2006 tax year.

Tax assessments for Pointer Argentina are considered final as of the 2008 tax year.

i.	Taxes on income (tax benefit) included in the consolidated statements of operations:

	Year ended December 31,
	2011	2010	2009

Current	$5	$(61)	$107
Deferred	2,378	1,585	780

	$2,383	$1,524	$887

Domestic	$2,378	$1,585	$780
Foreign	5	(61)	107

	$2,383	$1,524	$887

BALANCES AND TRANSACTIONS WITH RELATED PARTIES (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 18:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Balances with related parties:

	December 31,
	2011	2010
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$52	$52

b.	Transactions with related parties:

	Year ended December 31,
	2011	2010	2009

Sales to affiliate (see Note 1g)	$1,611	$410	$-
Management fees to DBSI (see Note 14f(2))	$180	$180	$180

SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 19:-	SEGMENT, CUSTOMER AND GEOGRAPHIC INFORMATION

a.	General:

Commencing January 2008, the Company has two reportable segments that are related to continuing operations: the Cellocator segment and the Pointer segment.

The Cellocator segment designs, develops and produces leading mobile resource management products, including asset tracking, fleet management and security products for sale to third party operators providing mobile resource management services.

The Pointer segment acts as an operator by bundling the products of the Cellocator segment together with a range of services, including stolen vehicle retrieval services and fleet management services, and also provides road-side assistance services for sale to insurance companies, fleets and individual customers.

During 2008, as a result of the 2007 acquisition transaction in which the Company acquired Cellocator and following the determination of the CODM (chief operating decision maker), which is the Company's Chief Executive Officer, to control and manage the results of the Company's business by means of two segments, the Company began to produce discrete operating results of two business units, the Cellocator segment and the Pointer segment.

The Company evaluates performance and allocates resources based on operating profit or loss. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies.

The Company applies ASC 280, Segment Reporting (formerly FAS 131, "Disclosures about Segments of an Enterprise and Related Information").

b.	The following presents segment results of operations for the year ended December 31, 2011:

	Cellocator segment	Pointer segment	Total

Segments revenues	$24,199	$68,709	$92,908
Intersegments revenues	(6,990)	-	(6,990)

Revenues from external customers	$17,209	$68,709	$85,918

Segments operating profit (loss)	$(5,366)	$2,512	$(2,854)

Segments assets	$16,780	$74,146	$90,926

Depreciation, amortization and impairment expenses	$8,224	$4,486	$12,710

Expenditures for assets	$247	$4,198	$4,445

The Pointer segment revenues include revenue from services in the amount of $ 54,681.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$(2,854)
Intercompany losses on intersegment sales	241

Operating income	$(2,613)

Segments assets	$90,926
Intercompany elimination	(1,588)

Total assets	$89,338

The following presents segment results of operations for the year ended December 31, 2010:

	Cellocator segment	Pointer segment	Total

Segments revenues	$23,533	$58,627	$82,160
Intersegments revenues	(8,297)	-	(8,297)

Revenues from external customers	$15,236	$58,627	$73,863

Segments operating profit	$2,839	$3,898	$6,737

Segments assets	$25,163	$80,112	$105,275

Depreciation and amortization expenses	$1,360	$4,208	$5,568

Expenditures for assets	$471	$4,010	$4,481

The Pointer segment revenues include revenue from services in the amount of $ 48,334.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$6,737
Intercompany income on intersegment sales	(100)

Operating income	$6,637

Segments assets	$105,275
Intercompany elimination	(1,845)

Total assets	$103,430

The following presents segment results of operations for the year ended December 31, 2009:

	Cellocator segment	Pointer segment	Total

Segments revenues	$15,380	$54,187	$69,567
Intersegments revenues	(4,242)	-	(4,242)

Revenues from external customers	$11,138	$54,187	$65,325

Segments operating profit (loss)	$(3,144)	$7,043	$3,899

Segments assets	$24,799	$73,922	$98,721

Depreciation and amortization expenses	$4,503	$3,751	$8,254

Expenditures for assets	$117	$3,325	$3,442

The Pointer segment revenues include revenue from services in the amount of $ 45,118.

The following reconciles segment operating profit and segments assets to net operating profit and assets as reported in the consolidated statements of income:

Segments operating income	$3,899
Intercompany income on intersegment sales	276

Operating income	$4,175

Segments assets	$98,721
Intercompany elimination	(1,748)

Total assets	$96,973

c.	Summary information about geographical areas:

		Year ended December 31,
		2011	2010	2009

1.	Revenues *):

	Israel	$61,498	$53,574	$50,604
	Latin America	12,856	11,483	6,325
	Europe	10,275	7,553	7,376
	Other	1,289	1,253	1,020

		$85,918	$73,863	$65,325

*)	Revenues are attributed to geographic areas based on the location of the end-customers.

		December 31,
		2011	2010	2009

2.	Long-lived assets:

	Israel	$56,735	$70,166	$68,129
	Argentina	1,179	1,356	1,371
	Mexico	445	156	143
	Other	3	-	-

		$58,362	$71,678	$69,643

d.	In 2011, 2010 and 2009, none of our customer accounted above 10% of the Company's revenues.

SELECTED STATEMENTS OF OPERATIONS DATA (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 20:-	SELECTED STATEMENTS OF OPERATIONS DATA

		Year ended December 31,
		2011	2010	2009
a.	Financial expenses, net:

	Income:
	Interest on short-term bank deposits	$15	$39	$7
	Other	14	38	27

		29	77	34
	Expenses:
	Bank charges and interest expenses	1,620	1,566	1,709
	Foreign currency transaction adjustments	93	191	(78)
	Interest on long-term loans to others	64	282	414
	Amortization of discount on long-term loans	-	-	-
	Interest on debenture	31	(6)	39
	Change in fair value of foreign currency forward contracts	-	20	20
	Other	-	-	-

		1,808	2,053	2,104

		$1,779	$1,976	$2,070

b.	Other expenses, net:

	Capital loss (gain)	$(33)	$21	$16
	Loss from sale of subsidiaries	110	-	-

		$77	$21	$16

SUBSEQUENT EVENTS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SUBSEQUENT EVENTS
NOTE 21:-	SUBSEQUENT EVENTS

On February 28, 2012, Shagrir signed an agreement with the non-controlling shareholder of Car2go, pursuant to which Shagrir will invest NIS 3 million in cash or in services in consideration for 3,087 of Car2go's ordinary shares. Following the issuance, Shagrir will hold 58.46% of Car2go. However, the terms of the agreement provide that if there is no additional investment in Car2go by a third party within two (2) years from signing, Shagrir's holding may be retroactively increased to 62.3%.

BALANCE SHEETS (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
CURRENT ASSETS
Cash and cash equivalents	$ 336	$ 333
Trade receivables (net of allowance for doubtful accounts of $ 211)	491	118
Other accounts receivable and prepaid expenses	258	242
Inventories	785	271
Total current assets	1,870	964
NON-CURRENT ASSETS
Plant and equipment, net	2,251	787
TOTAL ASSETS	4,121	1,751
CURRENT LIABILITIES
Short-term bank credit and current maturities of long-term loans	195	82
Trade payables	1,474	328
Other accounts payable and accrued expenses	786	202
Total current liabilities	2,455	612
NONCURRENT LIABILITIES
Long-term loans from banks	377	132
Other long-term liabilities	12	39
Total long-term liabilities	389	171
EQUITY
Share capital	7,267	4,330
Accumulated other comprehensive income	367	(150)
Accumulated deficit	(6,357)	(3,212)
Total equity	1,277	968
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 4,121	$ 1,751

BALANCE SHEETS (Parenthetical) (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
Trade receivables, allowance for doubtful accounts	$ 211

STATEMENTS OF OPERATIONS (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
Revenues - Services Rendered	$ 3,802	$ 311
Cost of Services Rendered	(3,833)	(405)
Gross profit	(31)	(94)
OPERATING EXPENSES:
Selling and marketing	(994)	(685)
General and administrative	(2,065)	(1,174)
OPERATING LOSS	(3,090)	(1,953)
Financial expenses, net	(55)	(42)
Loss before taxes on income	(3,145)	(1,995)
Taxes on income
LOSS FOR THE YEAR	$ (3,145)	$ (1,995)

STATEMENTS OF CHANGES IN EQUITY (POINTER DO BRASIL S.A. [Member], USD $) In Thousands	POINTER DO BRASIL S.A. [Member] USD ($)	Share capital [Member] POINTER DO BRASIL S.A. [Member] USD ($)	Accumulated other comprehensive income [Member] POINTER DO BRASIL S.A. [Member] USD ($)	Accumulated deficit [Member] POINTER DO BRASIL S.A. [Member] USD ($)
Balance at Dec. 31, 2009	$ 51	$ 1,378	$ (110)	$ (1,217)
Issuance of shares	2,952	2,952
Foreign currency translation adjustments	(40)		(40)
Net loss	(1,995)			(1,995)
Balance at Dec. 31, 2010	968	4,330	(150)	(3,212)
Issuance of shares	2,937	2,937
Foreign currency translation adjustments	517		517
Net loss	(3,145)			(3,145)
Balance at Dec. 31, 2011	$ 1,277	$ 7,267	$ 367	$ (6,357)

STATEMENTS OF CASH FLOWS (POINTER DO BRASIL S.A. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
POINTER DO BRASIL S.A. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,145)	$ (1,995)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	332	122
Decrease (increase) in trade receivables, net	(432)	(112)
Increase in other accounts receivable and prepaid expenses	(102)	(215)
Decrease (increase) in inventories	(609)	(248)
Increase (decrease) in trade payables	1,324	287
Increase (decrease) in other accounts payable and accrued expenses	733	94
Decrease (increase) in other long term liabilities	(25)	37
Net cash used in operating activities	(1,924)	(2,030)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(2,068)	(803)
Net cash used in investing activities	(2,068)	(803)
CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of long-term loans from banks	472	210
Repayment of long-term loans from banks	(45)	(36)
Proceeds from issuance of shares	3,609	2,866
Net cash provided by financing activities	4,036	3,040
Effect of exchange rate changes on cash and cash equivalents	(41)	17
Increase in cash and cash equivalents	3	223
Cash and cash equivalents at the beginning of the year	333	110
Cash and cash equivalents at the end of the year	336	333
Cash paid during the year for:
Interest	$ 21	$ 10

GENERAL (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
GENERAL
1.	GENERAL

Pointer do Brasil Commercial S.A. ("the Company") was incorporated in Sao Paulo and commenced operations in August 2008.   The Company acts as an operator by bundling its products together with a range of services, including stolen vehicle retrieval services and fleet management services.

SIGNIFICANT ACCOUNTING PRACTICES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
SIGNIFICANT ACCOUNTING POLICIES
2.	SIGNIFICANT ACCOUNTING PRACTICES

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States, using the following significant accounting policies:

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires Management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.   Actual results could differ from those estimates.

b.	Financial statements in U.S. Dollars:

The Company's revenues are generated in Brazilian Reals.   In addition, a substantial portion of the Company's costs is incurred in the same currency.   Management believes that the Brazilian Real is the primary currency of the economic environment in which the Company operates.  Thus, the functional currency of the Company is the Brazilian Real.   The reporting currency is the US Dollar. Therefore, assets and liabilities are translated at year-end exchange rates and statement of operations items are translated at average exchange rates prevailing during the year.   Such translation adjustments are recorded as a separate component of cumulative foreign currency translation adjustments (comprehensive income) in shareholders' equity accounts.

c.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less as from the investment date.

d.	Inventories:

Inventories are stated at the lower of cost or market value.   Cost is determined using the "moving average" cost method.

e.	Allowance for doubtful accounts

The Company accrues allowances for doubtful accounts for estimated losses that may result from the inability of our customers to make required payments.   These allowances are based on customer payment practices and history, inquiries and other financial information.   If the financial condition of our customers were to deteriorate, resulting in an impairment of their ability to make payments, additional allowances may be required.   Bad debt expense, net of recoveries, for fiscal year 2011 was approximately $211.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation.   Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and software	20-33
Office furniture and equipment	20
Motor vehicles	20
Installed products	20
Leasehold improvements	20

The Company periodically assesses the recoverability of the carrying amount of property and equipment, and provides for any possible impairment loss, based upon the difference between the carrying amount and fair value of such assets.   As of 31st. December 2011, no impairment losses have been identified.

g.	Revenue recognition:

The Company generates revenues from the provision of services, subscriber fees and sales and installation of systems and products, mainly in respect of stolen vehicle recovery and fleet management services.

Service revenues including subscriber fees and installation are recognized as services are performed, over the term of the agreement.

Deferred revenue includes amounts received from customers but not yet recognized as revenues.

In accordance with ASC 605-25, "Multiple-Element Arrangements" (formerly EITF 00-21, "Revenue Arrangements with Multiple Deliverables"), revenue from certain arrangements may include multiple elements within a single contract.   The Company's accounting policy complies with the requirements set forth in ASC 605-25, relating to the separation of multiple deliverables into individual accounting units with determinable fair values.   The Company considers the sale of products and subscriber fees to be separate units of accounting.

Revenues generated from technical support services; installation and de-installation and their related costs are recognized when such services are rendered.

Generally, the Company does not grant rights of return.   The Company follows ASC 605-15-25 "sales of product when right of return exists" (formerly FAS 48, "Revenue Recognition When Right of Return Exists").   Based on the Company's experience, no provision for returns was recorded.

h.	Deferred income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes".   Deferred tax assets and liabilities are provided using the balance sheet liability method.   Under this method, deferred taxes are recognized for the tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities, and are measured using the enacted tax rate and laws that will be in effect when the difference is expected to reverse.   The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are more likely than not to be realized.

The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted.

ASC 740-10 (formerly FIN 48 "Accounting for Uncertainty in Income Taxes" - an Interpretation of FASB Statement No. 109), clarifies the accounting for uncertainty in income taxes recognized in the Company's financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.   It also provides guidance on accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

As of 31st. December 2011, the Company did not record any liability for uncertain tax positions.   The Company's policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses.   For the year ended 31st. December 2011, the Company did not have any interest and penalties associated with tax positions.

TRADE RECEIVABLES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
TRADE RECEIVABLES
3.	TRADE RECEIVABLES
(Amounts presented in thousands of US Dollars)
	31st. December,
	2011	2010
Accounts receivable	702	118
Allowance for doubtful accounts	(211)	-

Total trade receivables	491	118

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
4.	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
(Amounts presented in thousands of US Dollars)

	31ST. DECEMBER
	2011	2010
Prepaid expenses	162	23
Taxes receivable	11	203
Advances to suppliers	85	-
Employees	-	16
	258	242

FIXED ASSETS (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
FIXED ASSETS
5.	FIXED ASSETS
(Amounts presented in thousands of US Dollars)

	31st. December
	2011			2010
	Acquisition cost	Accumulated depreciation	Net	Net	Annual depreciation rate %
Computers and SW	705	(160)	545	413	20-33
Office furniture and equipment	46	(15)	31	52	20
Motor vehicles	43	(16)	27	40	20
Installed products	1,858	(210)	1,648	282	20
	2,652	(401)	2,251	787

OTHER CURRENT LIABILITIES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
OTHER CURRENT LIABILITIES
6.	OTHER CURRENT LIABILITIES
(Amounts presented in thousands of US Dollars)

	31st. December
	2011	2010
Payroll accruals	387	136
Deferred revenue	22	31
Installation, commission expenses and other accrued expenses	377	35
Total other current liabilities	786	202

SHAREHOLDER'S EQUITY (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
SHAREHOLDER'S EQUITY
7.	SHAREHOLDER´S EQUITY

a.	Ordinary shares:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to participate in the distribution of excess assets upon liquidation of the Company.

b.	Issued and outstanding share capital as at 31 December 2011:

Shareholder	Subscribed Shares	Thousands of US$ equivalent
Bracco do Brasil Empreendimentos e Participações Ltda.	7.680.000	3,774
Pointer Telocation Ltd.	7.320.000	3,493
Total	15.000.000	7,267

INCOME TAXES (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
INCOME TAXES
8.	INCOME TAXES

Corporate income taxes are calculated on taxable profits in accordance with the Brazilian income tax legislation at the rate of 25% (income tax) and 9% (social contribution).   Carryforward tax losses are allowed to be offset against future periods taxable income and are not subjected to prescriptive terms, but are restricted to 30% of taxable income of each year.

Taxes and social charges are subject to the review of the Brazilian authorities for final assessment.

DEFERRED TAX (POINTER DO BRASIL S.A. [Member])	12 Months Ended
Dec. 31, 2011
POINTER DO BRASIL S.A. [Member]
DEFERRED TAX
9.	DEFERRED TAX
(Amounts presented in thousands of US Dollars)

The Company continues to be in a loss making position and therefore Management believes that the provision for a significant portion of the deferred tax assets is required.   As a result, the Company has accrued a valuation allowance of approximately $1,454 during the period.

Income Tax Benefit

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes, and amounts used for income tax purposes.   Significant components of the Company´s deferred tax liabilities and assets are as follows, in thousands of US Dollars:

	December 31,
	2011	2010
Deferred tax assets:
NOLs at the tax rate	1,401	884
Other temporary differences	53	-
Gross deferred tax asset before valuation allowance	1,454	884
Valuation allowance	(1,454)	(884)
Net deferred tax assets	-	-

Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	December 31,
	2011	2010
Loss before taxes, as reported in the consolidated statements of operations	(3,145)	(1,995)

Statutory tax rate	34%	34%

Theoretical tax expenses on the above amount at the Brazilian statutory tax rate	(1,069)	(678)

Operating carryforward losses for which a valuation allowance was provided	1,069	678

	-	-

Carryforward tax losses and deductions:

Carryforward tax losses of the Company totaled approximately US$ 5,607,000 as of 31st.December 2011.   The carryforward tax losses have no expiration date.